Deferred Revenue - Summary (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Rendering of services
Noncurrent	$ 3,078	₨ 232,069	₨ 96,392
Current	$ 1,669	125,847	579,319
Total deferred revenue		357,916	675,711	₨ 1,470,710
Global Distribution System provider
Rendering of services
Total deferred revenue		351,974	652,895
Loyalty program
Rendering of services
Total deferred revenue		₨ 5,942	₨ 22,816